Operating Leases (Tables)	6 Months Ended
Sep. 30, 2023
Operating Leases [Abstract]
Schedule of Operating Lease Right of Use Assets	Operating lease right-of-use assets as of September 30, 2023 and March 31, 2023 were as follows:
	September 30, 2023 (Unaudited)	March 31, 2023

Office and warehouse*	$339,890	$361,092
Less: accumulated amortization	(78,782)	(55,042)
Total right-of-use assets, net	$261,108	$306,050

Schedule of Operating Lease Liabilities	Operating lease liabilities as of September 30, 2023 and March 31, 2023 consisted of the following:
	September 30, 2023 (Unaudited)	March 31, 2023

Office and warehouse	$261,108	$306,050
Total operating lease liabilities, net	$261,108	$306,050

Schedule of Analyzed for Reporting Purposes	Analyzed for reporting purposes as:
	September 30, 2023 (Unaudited)	March 31, 2023

Non-current portion of operating lease liabilities – related party	$204,937	$247,961
Current portion of operating lease liabilities – related party	56,171	58,089
Total operating lease liabilities	$261,108	$306,050

Schedule of Maturity Analysis of Operating Lease Liabilities	Maturity analysis of operating lease liabilities as of September 30, 2023 was as follows:
	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	68,586
Two years	500,400	68,586
Three years	500,400	68,586
Four years	500,400	68,586
Five years and thereafter	125,100	17,146
Total undiscounted cash flows	2,126,700	$291,490
Less: imputed interest	(221,653)	(30,382)
Operating lease liabilities	1,905,047	261,108
Maturity analysis of operating lease liabilities as of March 31, 2023 was as follows:
	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	72,864
Two years	500,400	72,864
Three years	500,400	72,864
Four years	500,400	72,864
Five years and thereafter	375,300	54,648
Total undiscounted cash flows	2,376,900	$346,104
Less: imputed interest	(275,074)	(40,054)
Operating lease liabilities	2,101,826	306,050